Investment Strategy - Channel Short Duration Income Fund	Jan. 22, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests primarily in a diversified portfolio of short-term, investment grade fixed income securities. The Fund may purchase intermediate and long-term bonds while maintaining an effective weighted average portfolio duration, under normal circumstances, of one to three and one-half years.

Under normal conditions, the Fund seeks to achieve its investment objective by investing at least 65% of its net assets in investment grade debt securities. The Fund invests principally in bonds issued by U.S. corporations and the U.S. Government or its agencies. The Fund may also purchase various asset-backed securities. The Adviser seeks to add value for Fund investors and to maximize the Fund’s risk-adjusted returns versus the unmanaged Bloomberg 1-5 Year US Government/Credit Index® (the “Index”) by managing the duration of the Fund’s portfolio and through sector allocation and issue selection.

The Adviser uses a proprietary process that combines economic momentum, inflationary expectations and technical factors to evaluate interest rate changes in order to manage the duration of the Fund’s portfolio in an effort to mitigate risk and maximize total return. Duration, generally, is a measure of a security’s sensitivity to changes in interest rates and indicates the number of years over which the initial purchase price will be repaid based on its cash flow. In addition to duration management, the Fund invests in securities of varying maturities, typically one to five years consistent with the Index, depending on market conditions. Maturity, unlike duration, indicates the number of years until the security will repay principal, if not sold early.

The Adviser evaluates each sector represented in the Index and manages the Fund’s portfolio such that the Fund’s investments may be over- or under-weighted in a particular sector relative to the Index. Sector allocation decisions use many of the same inputs as those analyzed when formulating an interest rate forecast. Generally, the anticipation of narrowing credit spreads suggests a higher allocation to non-Treasury sectors, while widening credit spreads normally dictate a lower allocation.

The Fund may invest up to 35% of its assets in high yield bonds (commonly known as “junk bonds”). Junk bonds are bonds rated below BBB or its equivalent by any nationally recognized securities rating organization, or that are unrated but determined by the Adviser to be of comparable quality.

Under normal conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities. The Fund may meet this objective by directly investing in fixed income securities, or by investing in other investment companies (including exchange-traded funds (“ETFs”)) that invest primarily in fixed income securities. Fixed income securities in which the Fund typically invests include securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. issuers, including convertible securities and corporate commercial paper; asset-backed securities; and money market instruments. All fixed income securities will be denominated in U.S. dollars.

Although the Fund aims to be fully invested, a portion of the Fund’s portfolio may be allocated to cash or money market funds. By keeping some cash or cash equivalents, the Fund may be able to meet shareholder redemptions without selling holdings and realizing gains and losses. However, the Fund may have difficulty meeting its investment objective if holding a significant cash position.